Share-based Compensation - Additional information (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Plan $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan			2
Share-based compensation	$ 13,542	$ 8,713	$ 45,248	$ 92,830
Share-based compensation, unrecognized			$ 92,287		$ 70,234
Award Vesting Period					1 year
Preferred stock, shares authorized | shares	2,000,000,000		2,000,000,000
Stock Options, Exercised | shares			0
Options, Outstanding, Intrinsic Value	$ 0		$ 0
Options, Exercisable, Intrinsic Value	0		0
Share based compensation liability, current	9,689		9,689		$ 3,360
Performance Restricted Stock Units (PRSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation liability, current	$ 5,214		$ 5,214
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares					126,969,054
Weighted average exercise price | $ / shares	$ 4.37		$ 4.37
Stock options, Granted | shares	2,000,000		2,000,000
Contractual Life			10 years
2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation	$ 13,542	$ 8,713	$ 45,248	$ 92,830
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					0.00%
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					200.00%
Award Vesting Period					3 years